Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts reclassified out of OCI
Income from continuing operations before taxes	$ 3,231	$ 2,799	$ 2,840
Tax	(860)	(781)	(788)
Net income	2,365	2,034	2,055
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	13	37	15
Income from continuing operations before taxes	109	150	157
Tax	(31)	(36)	(40)
Net income	78	114	117
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	6	28	29
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Amounts reclassified out of OCI
Net periodic benefit cost	$ 90	$ 85	$ 113